Derivative Financial Instruments (Predecessor)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Predecessor
Derivative Financial Instruments

11. Derivative Financial Instruments

The Company has interest-rate swaps to manage its exposure to changes in interest rates related to borrowings on its revolving credit facilities.  Hedge accounting has not been applied to any of its interest rate swaps.

As of September 30, 2013, the Company held an interest rate swap related to its JGW V revolving credit facility with a total notional value of $11,886. The Company pays a fixed rate of 2.74% and receives a floating rate equal to 1-month LIBOR rate.  As of September 30, 2013, the term of this interest rate swap is approximately 15 years.

In March 2012 and 2013, and in connection with securitizations, the Company terminated $64,300 and $55,351, respectively, in interest rate swap notional value associated with its revolving credit facilities and other similar borrowings.  In July 2012 and 2013, and in connection with securitizations, the Company terminated $32,036 and $45,690, respectively, in interest rate swap notional value associated with its revolving credit facilities and other similar borrowings.  The total gain (loss) on the terminations of the interest rate swaps for the three-months ended September 30, 2012 and 2013 is ($831) and $525, respectively.  The total gain (loss) on the terminations of the interest rate swaps for the nine-months ended September 30, 2012 and 2013 is ($457) and $351, respectively. The unrealized (loss) for these swaps for the three-months ended September 30, 2012 and 2013 was ($291) and ($696), respectively.  The unrealized (loss) for these swaps for the nine-months ended September 30, 2012 and 2013 was ($641) and ($181), respectively.

The Company also has interest-rate swaps to manage its exposure to changes in interest rates related to its borrowings on certain long-term debt issued by securitization and permanent financing trusts.  At December 31, 2012 and September 30, 2013, the Company had 8 outstanding swaps with total notional amounts of approximately $338,143 and $300,373, respectively.  The Company pays fixed rates ranging from 4.50% to 5.77% and receives floating rates equal to 1-month LIBOR rate plus applicable margin.

These interest rate swaps were designed to closely match the borrowings under the respective floating rate asset backed loans in amortization.  At September 30, 2013, the term of these interest rate swaps range from approximately 9 to approximately 22 years.  For the three-months ended September 30, 2012 and 2013, the amount of unrealized gain recognized was $1,316 and $2,640, respectively. For the nine-months ended September 30, 2012 and 2013, the amount of unrealized gain recognized was $2,532 and $19,115, respectively.

Additionally, the Company has interest-rate swaps to manage its exposure to changes in interest rates related to its borrowings under Peachtree Structured Settlements, LLC, a permanent financing VIE (“PSS”) (Note 9) and PLMT (Note 8).  At December 31, 2012 and September 30, 2013, the Company had 165 outstanding swaps with total notional amounts of approximately $266,881 and $254,397, respectively.  The Company pays fixed rates ranging from 4.30% to 8.70% and receives floating rates equal to rate 1-month LIBOR rate plus applicable margin.

The PSS and PLMT interest rate swaps were designed to closely match the borrowings under the respective floating rate asset backed loans in amortization.  At September 30, 2013, the term of the interest rate swaps for PSS and PLMT range from less than 1 month to approximately 21 years, respectively.  For the three-months ended September 30, 2012 and 2013, the amount of unrealized gain (loss) recognized was ($441) and $2,289, respectively. For the nine-months ended September 30, 2012 and 2013, the amount of unrealized gain (loss) recognized was ($2,021) and $21,501, respectively.

The notional amounts and fair values of the Company’s interest rate swaps as of December 31, 2012 and September 30, 2013 are as follows:

		Notional	Fair Market Value	Notional	Fair Market Value
Entity	Securitization	at December 31, 2012	December 31, 2012	at September 30, 2013	September 30, 2013
321 Henderson I	2004-A A-1	$50,858	$(6,492)	$42,905	$(4,313)
321 Henderson I	2005-1 A-1	86,766	(14,362)	76,839	(9,785)
321 Henderson II	2006-1 A-1	26,307	(3,581)	22,107	(2,442)
321 Henderson II	2006-2 A-1	27,560	(5,181)	24,552	(3,625)
321 Henderson II	2006-3 A-1	30,493	(5,001)	27,058	(3,471)
321 Henderson II	2006-4 A-1	27,402	(4,271)	24,701	(3,009)
321 Henderson II	2007-1 A-1	42,670	(9,031)	39,613	(6,093)
321 Henderson II	2007-2 A-1	46,087	(13,072)	42,598	(9,174)
JGW V, LLC	—	—	—	11,886	(181)
PSS	—	205,180	(46,407)	196,094	(29,195)
PLMT	—	61,701	(14,100)	58,303	(9,837)
Total		$605,024	$(121,498)	$566,656	$(81,125)

18. Derivative Financial Instruments

In conjunction with its securitizations, the Company terminated $4,809 and $4,000 in interest rate swap notional balances in March and June 2011, respectively. In September 2011, the Company terminated $12,191 in notional value in conjunction with its pay-down of the residual term debt facility. In March, July and November 2012, the Company terminated $64,300, $32,036 and $83,405 of notional value, respectively.

The total cost of the terminations for these interest rate swaps for the years ended December 31, 2011 and 2012 is $4,678 and $2,326, respectively, and is recorded in loss on swap termination, net in the Company’s consolidated statements of operations. The unrealized gain of $3,460 and $0 not including accrued interest, for the years ended December 31, 2011 and 2012, respectively is recorded in unrealized gains on finance receivables, long-term debt and derivatives in the Company’s consolidated statements of operations.

The Company also recorded the fair value on its interest rate swaps related to debt issued by VIE issuers. The interest rate swaps are collateralized by the underlying receivables in the related VIE issuers. The notional amounts and fair values of interest rate swaps as of December 31, 2012 are as follows:

Entity	Securitization	Fair Market Value December 31, 2011	Notional at December 31, 2012	Fair Market Value December 31, 2012
321 Henderson I	2004-A A-1	$(7,595)	$50,858	$(6,492)
321 Henderson I	2005-1 A-1	(16,462)	86,766	(14,362)
321 Henderson II	2006-1 A-1	(4,443)	26,307	(3,581)
321 Henderson II	2006-2 A-1	(5,988)	27,560	(5,181)
321 Henderson II	2006-3 A-1	(5,857)	30,493	(5,001)
321 Henderson II	2006-4 A-1	(4,851)	27,402	(4,271)
321 Henderson II	2007-1 A-1	(9,738)	42,670	(9,031)
321 Henderson II	2007-2 A-1	(13,916)	46,087	(13,072)
PSS	—	(47,273)	205,180	(46,407)
PLMT	—	(14,327)	61,701	(14,100)
Total		$(130,450)	$605,024	$(121,498)

The Company has interest-rate swaps to manage its exposure to changes in interest rates related to its borrowings on certain securitization transactions. At December 31, 2012, the Company had 8 outstanding swaps with total notional amounts of approximately $338,143. The Company pays fixed rates ranging from 4.50% to 5.77% and receives floating rates equal to 1-month LIBOR rate plus applicable margin.

These interest rate swaps were designed to closely match the borrowings under the respective floating rate asset backed loans in amortization. At December 31, 2012, the term of these interest rate swaps range from approximately 10 to approximately 16 years. Hedge accounting has not been applied to these interest rate swaps. For the year ended December 31, 2011, the amount of unrealized loss recognized was $22,636. For the year ended December 31, 2012, the amount of unrealized gain recognized was $7,837.

The Company also has interest-rate swaps to manage its exposure to changes in interest rates related to its borrowings under PSS and PLMT (Note 15). At December 31, 2012, the Company had 170 outstanding swaps with total notional amount of approximately $266,881. The Company pays fixed rates ranging from 4.30% to 8.70% and receives floating rates equal to 1-month LIBOR rate plus applicable margin.

The PSS and PLMT interest rate swaps were designed to closely match the borrowings under the respective floating rate asset backed loans in amortization. At December 31, 2012, the term of the interest rate swaps for PSS and PLMT range from approximately 4 months to approximately 22 years, respectively. Hedge accounting has not been applied to these interest rate swaps. For the year ended December 31, 2011, the amount of unrealized loss recognized in income was $22,965. For the year ended December 31, 2012, the amount of unrealized gain recognized in income was $1,115.

During the year ended December 31, 2011, the Company also held interest rate swaps related to borrowings on its $250,000 warehouse credit facility. These interest rate swaps were not designated and qualified as hedging instruments. On June 8, 2011 and December 5, 2011, the Company terminated swaps with notional amounts of $128,276 and $123,580, respectively. The Company paid $5,350 and $1,700, respectively, to terminate the swaps and these amounts are reflected in loss on swap termination, net in the Company’s consolidated statements of operations.